Exhibit 99.1

Report of Independent Accountants on Applying

Agreed-Upon Procedures

Citi Real Estate Funding Inc.

Citigroup Commercial Mortgage Securities Inc.

390 Greenwich Street

New York, NY 10013

We (“us” or “PwC”) have performed the procedures enumerated below, which were agreed to by Citi Real Estate Funding Inc. (“CREFI”) and Citigroup Commercial Mortgage Securities Inc. (together with CREFI, the “Company,” as the engaging party) and Citigroup Global Markets Inc., J.P. Morgan Securities LLC, JPMorgan Chase Bank, National Association, Morgan Stanley & Co. LLC, Morgan Stanley Bank, N.A., and Morgan Stanley Mortgage Capital Holdings LLC, who are collectively referred to as the “Specified Parties”, solely to assist you in performing certain procedures related to the accuracy of certain attributes and calculations within the Final Data File (defined below). The procedures were performed with respect to the BX Commercial Mortgage Trust 2021-CIP, Commercial Mortgage Pass-Through Certificates, Series 2021-CIP securitization (the “Transaction”). The Company (the “Responsible Party”) is responsible for the accuracy of the information contained in the Final Data File.

In an agreed-upon procedures engagement, we perform specific procedures that the Specified Parties have agreed to and acknowledged to be appropriate for the intended purpose of the engagement and we report on findings based on the procedures performed. The procedures performed may not address all the items of interest to a user of this report and may not meet the needs of all users of this report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. The Specified Parties have agreed to and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose.

Procedures and Findings

In connection with the Transaction, the Specified Parties have requested that the procedures be performed on 1 mortgage loan (the “Mortgage Loan Asset”) secured by 101 mortgaged properties (the “Mortgaged Properties”) which represents the entire population of mortgage loan asset and mortgaged properties (collectively the “Collateral”) within the Transaction.

This agreed-upon procedures engagement was not conducted for the purpose of satisfying any criteria for due diligence published by a nationally recognized statistical rating organization.

In addition, PwC should not be regarded as having in any way warranted or given any assurance as to the following items:

•	The completeness, accuracy, appropriateness, quality or integrity of any of the information provided by the Responsible Party, or any other party for the purpose of PwC performing the procedures agreed to by the Specified Parties. The procedures performed would not necessarily reveal any material misstatement of the amounts, balances, ratios, percentages or other relationships of the information included in the data provided to us;
•	The conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements;
•	The value of the Mortgaged Properties securing the Mortgage Loan Asset; and
•	The compliance of the originator of the assets with federal, state, and local laws and regulations.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	1

We have not performed any procedures with respect to the fair value of the securities being offered in the Transaction and PwC expresses no opinion on the fair value of these securities. PwC should not be regarded as having performed any procedures other than those detailed in this report.

With respect to any terms or requirements of the Transaction documents that do not appear in this report, we performed no procedures and, accordingly, the procedures we performed would not ensure that any requirements are satisfied. Further, we have performed only the following agreed-upon procedures and therefore make no representations regarding the adequacy of disclosures or whether any material facts have been omitted from the Transaction documents.

It should be understood that we make no representations as to:

•	The interpretation of Transaction documents included in connection with our procedures;
•	Your compliance with Rule 15Ga-2 of the Securities Exchange Act of 1934; and
•	The reasonableness of any of the assumptions provided by the Company or other Specified Parties.

These procedures should not be taken to supplant any additional inquiries or procedures that the Specified Parties would undertake in consideration of the Transaction.

For the purpose of this report:

•	The phrase “Cut-off Date” refers to the date of December 9, 2021.

•	The phrase "LIBOR Assumption" refers to the rate of 0.10000%.

•	The phrase “Final Data File” refers to the following Microsoft Excel (“Excel”) file provided by the Company, which includes certain attributes related to the Collateral. The Final Data File was provided on November 23, 2021 with certain Collateral attribute calculations adjusted for the Cut-off Date:

o	2021-CIP Accounting Tape Final.xlsx (provided on November 23, 2021).
•	The phrase “Specified Attributes” refers to the fields in the Final Data File.

•	The phrase “Source Document” refers to the documents (including any applicable amendments, assumptions or exhibits thereof) provided by the Company, related to the information contained in the Final Data File.

•	The phrase “Loan File” refers to any Source Document or collection of Source Documents provided by the Company, and used by us, in performing the procedures enumerated below.

•	The term “compared” refers to the comparison of one or more Specified Attributes to Source Documents, as indicated within Exhibit A.

•	The term “recalculated” refers to a re-computation of one or more Specified Attributes using the Company provided methodology, as indicated within Exhibit B.

•	The phrase “in agreement” refers to the comparison or recalculation of one or more Specified Attributes which resulted in a match, or a difference that was within the Company provided tolerance level (if any), as indicated within Exhibit A.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	2

Source Documents included in the Loan File:

•	The phrase “Appraisal Report” refers to a signed appraisal document or exhibit.

•	The phrase “Engineering Report” refers to a signed property condition assessment document or exhibit.

•	The phrase “Environmental Report” refers to a signed phase I and phase II (if applicable) environmental document or exhibit.

•	The phrase “Fee Schedule” refers to documentation provided by the Company for the administrative fee rate.

•	The phrase “Ground Lease” refers to the signed ground lease agreement or estoppel, or summary of terms.

•	The phrase “Interest Rate Cap Term Sheet” refers to an interest rate cap document which discloses the applicable strike rate of the interest rate cap.

•	The phrase “Loan Agreement” refers to a signed loan agreement.

•	The phrase “Reserve Guaranty” refers to a signed reserve guaranty agreement.

•	The phrase “Seismic Report” refers to a draft or final seismic assessment document or exhibit.

•	The phrase “Title Policy” refers to a signed proforma title policy.

•	The phrase “Underwriting File” refers to the historical and pro-forma cash flow statements prepared by the Company’s underwriting team.

The procedures performed and results thereof are described below. In performing this engagement, we received one or more preliminary data file(s) and performed certain procedures as set forth in Exhibit A and Exhibit B. The procedures identified differences, which were communicated to the Responsible Party. The Responsible Party revised one or more of the preliminary data files based on such communicated differences, where they determined it to be appropriate. We then performed these procedures on the Final Data File, and the results of those procedures are described below.

From November 14, 2021 through November 23, 2021, the Company provided us with the Source Documents related to the Collateral for which we:

•	Compared certain Specified Attributes to the corresponding Source Documents as detailed in Exhibit A and found them to be in agreement (the “Compared Attributes”);
•	Recalculated certain Specified Attributes as detailed in Exhibit B and found them to be in agreement (the “Recalculated Attributes”); or
•	Assumed certain Specified Attributes were accurate as instructed by the Company, and neither compared nor recalculated the Specified Attributes (the “Company Provided Attributes”).

The recalculation methodology associated with the Recalculated Attributes is listed in Exhibit B. For each procedure where a recalculation was performed, if necessary, we compared the underlying

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	3

attributes to the corresponding Source Documents and found them to be in agreement. We did not perform any procedures with respect to the Specified Attributes denoted with a Source Document of “None - Company Provided”, in Exhibit A.

This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. We were not engaged to, and did not conduct an audit or an examination engagement, the objective of which would be the expression of an opinion, or a review engagement, the objective of which would be the expression of a conclusion, on the Final Data File.  Accordingly, we do not express such an opinion or conclusion.  Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

In performing this engagement, we are required to be independent of the Responsible Party and to meet our ethical responsibilities, in accordance with the relevant ethical requirements related to our agreed-upon procedures engagement.

This report is intended solely for the information and use of the Specified Parties (including for the purpose of substantiating the Specified Parties' “due diligence defense” under the Securities Act of 1933), and is not intended to be and should not be used by anyone other than the Specified Parties.

If a party has obtained, or has access to, this report without having executed an agreement with PwC wherein such party accepts responsibility for the appropriateness of the procedures performed (such party is referred to as a “Non-Specified Party”), that Non-Specified Party cannot:

•	Rely upon this report, and any use of this report by that Non-Specified Party is its sole responsibility and at its sole and exclusive risk; and
•	Acquire any rights or claims against PwC, and PwC assumes no duties or obligations to such Non-Specified Party.

A Non-Specified Party may not disclose or distribute this report or any of the report’s contents to any other party (including but not limited to electronic distribution and/or posting to a website pursuant to Rule 17g-5 of the Securities Exchange Act of 1934).

The procedures enumerated above were performed as of the date of this report, and we disclaim any consideration of any events and circumstances occurring after the date of this report. Further, we have no obligation to update this report because of events occurring, or data or information coming to our attention, subsequent to the date of this report.

New York, NY

November 23, 2021

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	4

Exhibits

Exhibit A – Loan File Review Procedures

Exhibit B – Recalculation Methodology

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	5

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

Exhibit A – Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
1	Property ID	None - Company Provided	None
2	Property Rank	None - Company Provided	None
3	Property Name	None - Company Provided	None
4	Property Type	Appraisal Report	None
5	Property Sub-Type	Appraisal Report	None
6	Address	Appraisal Report	None
7	City	Appraisal Report	None
8	State	Appraisal Report	None
9	Zip	Appraisal Report	None
10	Market	Underwriting File	None
11	Year Built	Appraisal Report	None
12	Year Renovated	Appraisal Report	None
13	Avg. Clear Height	Underwriting File	None
14	Total NRA	Underwriting File	None
15	Unit of Measure	None - Company Provided	None
16	Occupancy (%)	Underwriting File	None
17	Occupancy Date	Underwriting File	None
18	Office % of NRA	Underwriting File	None
19	# of tenants	Underwriting File	None
20	WA Lease Expiration Date	Recalculation	None
21	WA Lease Term Remaining	Recalculation	None
22	Ownership Interest	Title Policy	None
23	Ground Lease Start Date	Ground Lease	None
24	Ground Lease Initial Maturity Date	Ground Lease	None
25	Extension Options	Ground Lease	None
26	Ground Lease Fully Extended Maturity Date	Ground Lease	None
27	Ground Lease Description of Rent	Ground Lease	None
28	Mortgage Loan Cut-off Date Balance	Loan Agreement	None
29	Mortgage Loan Cut-off Date Balance per SF	Recalculation	None
30	% of Mortgage Loan Cut-off Date Balance	Recalculation	None
31	Mortgage Loan Maturity Date Balance	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	6

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
32	Individual As-Is Appraised Value Date	Appraisal Report	None
33	Individual As-Is Appraised Value	Appraisal Report	None
34	Individual As-Is Appraised Value per SF	Recalculation	None
35	Portfolio Appraised Value Date	Appraisal Report	None
36	Portfolio Appraised Value	Appraisal Report	None
37	Portfolio Appraised Value per SF	Recalculation	None
38	Portfolio Appraised Value Premium	Recalculation	None
39	Engineering Report Provider	Engineering Report	None
40	Engineering Report Date	Engineering Report	None
41	Environmental Report Provider	Environmental Report	None
42	Environmental Report Date	Environmental Report	None
43	Phase II Required?	Environmental Report	None
44	Seismic Zone	Seismic Report; Engineering Report	None
45	PML %	Seismic Report	None
46	Origination Date	Loan Agreement	None
47	Assumed LIBOR	None - Company Provided	None
48	Mortgage Loan Trust Margin	Loan Agreement	None
49	LIBOR Cap	Interest Rate Cap Term Sheet	None
50	LIBOR Lookback days	Loan Agreement	None
51	LIBOR Cap Expiration Date	Interest Rate Cap Term Sheet	None
52	Interest Calculation (30/360 / Actual/360)	Loan Agreement	None
53	Amort Type	Loan Agreement	None
54	Mortgage Loan Monthly Debt Service Payment	Recalculation	None
55	Mortgage Loan Annual Debt Service Payment	Recalculation	None
56	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Recalculation	None
57	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Recalculation	None
58	Grace Period	Loan Agreement	None
59	First Loan Payment Date	Loan Agreement	None
60	Seasoning	Recalculation	None
61	Original Term to Maturity (Months)	Recalculation	None
62	Remaining Term to Maturity (Months)	Recalculation	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	7

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
63	Original Amortization Term (Months)	Not Applicable*	None
64	Remaining Amortization Term (Months)	Not Applicable*	None
65	Original IO Term (Months)	Loan Agreement	None
66	Remaining IO Term (Months)	Recalculation	None
67	Initial Maturity Date	Loan Agreement	None
68	Floating Rate Component Extensions	Loan Agreement	None
69	Fully Extended Maturity Date	Loan Agreement	None
70	Lockbox	Loan Agreement	None
71	Cash Management Type	Loan Agreement	None
72	Cash Management Trigger	Loan Agreement	None
73	Administrative Fee Rate (%)	Fee Schedule	None
74	Floating Rate Component Prepayment Provision	Loan Agreement	None
75	Partial Release Allowed?	Loan Agreement	None
76	Property Release Description	Loan Agreement	None
77	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Recalculation	None
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Recalculation	None
79	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Recalculation	None
80	Mortgage Loan Balloon LTV (Portfolio Value)	Recalculation	None
81	Mortgage Loan UW NOI Debt Yield	Recalculation	None
82	Mortgage Loan UW NCF Debt Yield	Recalculation	None
83	Mortgage Loan UW NOI DSCR	Recalculation	None
84	Mortgage Loan UW NCF DSCR	Recalculation	None
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Recalculation	None
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Recalculation	None
87	Initial Tax Escrow	Loan Agreement	None
88	Ongoing Tax Escrow Monthly	Loan Agreement	None
89	Tax Escrow Springing Conditions	Loan Agreement	None
90	Initial Insurance Escrow	Loan Agreement	None
91	Ongoing Insurance Escrow Monthly	Loan Agreement	None
92	Insurance Escrow Springing Conditions	Loan Agreement	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	8

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
93	Initial Immediate Repairs Escrow	Loan Agreement	None
94	Initial Cap Ex Escrow	Loan Agreement	None
95	Ongoing Cap Ex Escrow Monthly	Loan Agreement	None
96	Cap Ex Escrow Springing Conditions	Loan Agreement	None
97	Initial TI/LC Escrow	Loan Agreement	None
98	Ongoing TI/LC Escrow Monthly	Loan Agreement	None
99	TI/LC Escrow Springing Conditions	Loan Agreement	None
100	Initial Other Escrow	Loan Agreement; Reserve Guaranty	None
101	Ongoing Other Escrow Monthly	Loan Agreement	None
102	Ongoing Other Escrow Springing Condition	Loan Agreement	None
103	Other Escrow Description	Loan Agreement; Reserve Guaranty	None
104	Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
105	Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
106	Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
107	Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
108	Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
109	Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
110	2nd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
111	2nd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None
112	2nd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
113	2nd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
114	2nd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
115	2nd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
116	3rd Largest Tenant (by UW Gross Rent) Tenant Name	Underwriting File	None
117	3rd Largest Tenant (by UW Gross Rent) Lease Exp.	Underwriting File	None

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	9

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
118	3rd Largest Tenant (by UW Gross Rent) NRA	Underwriting File	None
119	3rd Largest Tenant (by UW Gross Rent) % of NRA	Underwriting File	None
120	3rd Largest Tenant (by UW Gross Rent) UW Base Rent	Underwriting File	None
121	3rd Largest Tenant (by UW Gross Rent) UW Gross Rent	Underwriting File	None
122	Base Rent 2018	Underwriting File	$1.00
123	Base Rent 2019	Underwriting File	$1.00
124	Base Rent 2020	Underwriting File	$1.00
125	Base Rent September 2021 TTM	Underwriting File	$1.00
126	Base Rent Argus Yr1	Underwriting File	$1.00
127	Base Rent Argus Yr2	Underwriting File	$1.00
128	Base Rent UW (In-Place)	Underwriting File	$1.00
129	Rent Steps 2018	Underwriting File	$1.00
130	Rent Steps 2019	Underwriting File	$1.00
131	Rent Steps 2020	Underwriting File	$1.00
132	Rent Steps September 2021 TTM	Underwriting File	$1.00
133	Rent Steps Argus Yr1	Underwriting File	$1.00
134	Rent Steps Argus Yr2	Underwriting File	$1.00
135	Rent Steps UW (In-Place)	Underwriting File	$1.00
136	Recoveries 2018	Underwriting File	$1.00
137	Recoveries 2019	Underwriting File	$1.00
138	Recoveries 2020	Underwriting File	$1.00
139	Recoveries September 2021 TTM	Underwriting File	$1.00
140	Recoveries Argus Yr1	Underwriting File	$1.00
141	Recoveries Argus Yr2	Underwriting File	$1.00
142	Recoveries UW (In-Place)	Underwriting File	$1.00
143	Potential Income from Vacant Space 2018	Underwriting File	$1.00
144	Potential Income from Vacant Space 2019	Underwriting File	$1.00
145	Potential Income from Vacant Space 2020	Underwriting File	$1.00
146	Potential Income from Vacant Space September 2021 TTM	Underwriting File	$1.00
147	Potential Income from Vacant Space Argus Yr1	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	10

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
148	Potential Income from Vacant Space Argus Yr2	Underwriting File	$1.00
149	Potential Income from Vacant Space UW (In-Place)	Underwriting File	$1.00
150	Gross Potential Rent 2018	Underwriting File	$1.00
151	Gross Potential Rent 2019	Underwriting File	$1.00
152	Gross Potential Rent 2020	Underwriting File	$1.00
153	Gross Potential Rent September 2021 TTM	Underwriting File	$1.00
154	Gross Potential Rent Argus Yr1	Underwriting File	$1.00
155	Gross Potential Rent Argus Yr2	Underwriting File	$1.00
156	Gross Potential Rent UW (In-Place)	Underwriting File	$1.00
157	Economic Vacancy, Credit Loss 2018	Underwriting File	$1.00
158	Economic Vacancy, Credit Loss 2019	Underwriting File	$1.00
159	Economic Vacancy, Credit Loss 2020	Underwriting File	$1.00
160	Economic Vacancy, Credit Loss September 2021 TTM	Underwriting File	$1.00
161	Economic Vacancy, Credit Loss Argus Yr1	Underwriting File	$1.00
162	Economic Vacancy, Credit Loss Argus Yr2	Underwriting File	$1.00
163	Economic Vacancy, Credit Loss UW (In-Place)	Underwriting File	$1.00
164	EGI Before Other Income 2018	Underwriting File	$1.00
165	EGI Before Other Income 2019	Underwriting File	$1.00
166	EGI Before Other Income 2020	Underwriting File	$1.00
167	EGI Before Other Income September 2021 TTM	Underwriting File	$1.00
168	EGI Before Other Income Argus Yr1	Underwriting File	$1.00
169	EGI Before Other Income Argus Yr2	Underwriting File	$1.00
170	EGI Before Other Income UW (In-Place)	Underwriting File	$1.00
171	Other Income 2018	Underwriting File	$1.00
172	Other Income 2019	Underwriting File	$1.00
173	Other Income 2020	Underwriting File	$1.00
174	Other Income September 2021 TTM	Underwriting File	$1.00
175	Other Income Argus Yr1	Underwriting File	$1.00
176	Other Income Argus Yr2	Underwriting File	$1.00
177	Other Income Argus UW (In-Place)	Underwriting File	$1.00
178	Effective Gross Income 2018	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	11

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
179	Effective Gross Income 2019	Underwriting File	$1.00
180	Effective Gross Income 2020	Underwriting File	$1.00
181	Effective Gross Income September 2021 TTM	Underwriting File	$1.00
182	Effective Gross Income Argus Yr1	Underwriting File	$1.00
183	Effective Gross Income Argus Yr2	Underwriting File	$1.00
184	Effective Gross Income UW (In-Place)	Underwriting File	$1.00
185	G&A 2018	Underwriting File	$1.00
186	G&A 2019	Underwriting File	$1.00
187	G&A 2020	Underwriting File	$1.00
188	G&A September 2021 TTM	Underwriting File	$1.00
189	G&A Argus Yr1	Underwriting File	$1.00
190	G&A Argus Yr2	Underwriting File	$1.00
191	G&A UW (In-Place)	Underwriting File	$1.00
192	Repairs & Maintenance 2018	Underwriting File	$1.00
193	Repairs & Maintenance 2019	Underwriting File	$1.00
194	Repairs & Maintenance 2020	Underwriting File	$1.00
195	Repairs & Maintenance September 2021 TTM	Underwriting File	$1.00
196	Repairs & Maintenance Argus Yr1	Underwriting File	$1.00
197	Repairs & Maintenance Argus Yr2	Underwriting File	$1.00
198	Repairs & Maintenance UW (In-Place)	Underwriting File	$1.00
199	Utilities 2018	Underwriting File	$1.00
200	Utilities 2019	Underwriting File	$1.00
201	Utilities 2020	Underwriting File	$1.00
202	Utilities September 2021 TTM	Underwriting File	$1.00
203	Utilities Argus Yr1	Underwriting File	$1.00
204	Utilities Argus Yr2	Underwriting File	$1.00
205	Utilities UW (In-Place)	Underwriting File	$1.00
206	Insurance 2018	Underwriting File	$1.00
207	Insurance 2019	Underwriting File	$1.00
208	Insurance 2020	Underwriting File	$1.00
209	Insurance September 2021 TTM	Underwriting File	$1.00
210	Insurance Argus Yr1	Underwriting File	$1.00
211	Insurance Argus Yr2	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	12

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
212	Insurance UW (In-Place)	Underwriting File	$1.00
213	Real Estate Taxes 2018	Underwriting File	$1.00
214	Real Estate Taxes 2019	Underwriting File	$1.00
215	Real Estate Taxes 2020	Underwriting File	$1.00
216	Real Estate Taxes September 2021 TTM	Underwriting File	$1.00
217	Real Estate Taxes Argus Yr1	Underwriting File	$1.00
218	Real Estate Taxes Argus Yr2	Underwriting File	$1.00
219	Real Estate Taxes UW (In-Place)	Underwriting File	$1.00
220	Ground Rent 2018	Underwriting File	$1.00
221	Ground Rent 2019	Underwriting File	$1.00
222	Ground Rent 2020	Underwriting File	$1.00
223	Ground Rent September 2021 TTM	Underwriting File	$1.00
224	Ground Rent Argus Yr1	Underwriting File	$1.00
225	Ground Rent Argus Yr2	Underwriting File	$1.00
226	Ground Rent UW (In-Place)	Underwriting File	$1.00
227	Contract Services 2018	Underwriting File	$1.00
228	Contract Services 2019	Underwriting File	$1.00
229	Contract Services 2020	Underwriting File	$1.00
230	Contract Services September 2021 TTM	Underwriting File	$1.00
231	Contract Services Argus Yr1	Underwriting File	$1.00
232	Contract Services Argus Yr2	Underwriting File	$1.00
233	Contract Services UW (In-Place)	Underwriting File	$1.00
234	Cleaning 2018	Underwriting File	$1.00
235	Cleaning 2019	Underwriting File	$1.00
236	Cleaning 2020	Underwriting File	$1.00
237	Cleaning September 2021 TTM	Underwriting File	$1.00
238	Cleaning Argus Yr1	Underwriting File	$1.00
239	Cleaning Argus Yr2	Underwriting File	$1.00
240	Cleaning UW (In-Place)	Underwriting File	$1.00
241	Management Fee 2018	Underwriting File	$1.00
242	Management Fee 2019	Underwriting File	$1.00
243	Management Fee 2020	Underwriting File	$1.00
244	Management Fee September 2021 TTM	Underwriting File	$1.00
245	Management Fee Argus Yr1	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	13

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
246	Management Fee Argus Yr2	Underwriting File	$1.00
247	Management Fee UW (In-Place)	Underwriting File	$1.00
248	Total Operating Expenses 2018	Underwriting File	$1.00
249	Total Operating Expenses 2019	Underwriting File	$1.00
250	Total Operating Expenses 2020	Underwriting File	$1.00
251	Total Operating Expenses September 2021 TTM	Underwriting File	$1.00
252	Total Operating Expenses Argus Yr1	Underwriting File	$1.00
253	Total Operating Expenses Argus Yr2	Underwriting File	$1.00
254	Total Operating Expenses UW (In-Place)	Underwriting File	$1.00
255	Net Operating Income 2018	Underwriting File	$1.00
256	Net Operating Income 2019	Underwriting File	$1.00
257	Net Operating Income 2020	Underwriting File	$1.00
258	Net Operating Income September 2021 TTM	Underwriting File	$1.00
259	Net Operating Income Argus Yr1	Underwriting File	$1.00
260	Net Operating Income Argus Yr2	Underwriting File	$1.00
261	Net Operating Income UW (In-Place)	Underwriting File	$1.00
262	TI/LC's 2018	Underwriting File	$1.00
263	TI/LC's 2019	Underwriting File	$1.00
264	TI/LC's 2020	Underwriting File	$1.00
265	TI/LC's September 2021 TTM	Underwriting File	$1.00
266	TI/LC's Argus Yr1	Underwriting File	$1.00
267	TI/LC's Argus Yr2	Underwriting File	$1.00
268	TI/LC's UW (In-Place)	Underwriting File	$1.00
269	Replacement Reserves 2018	Underwriting File	$1.00
270	Replacement Reserves 2019	Underwriting File	$1.00
271	Replacement Reserves 2020	Underwriting File	$1.00
272	Replacement Reserves September 2021 TTM	Underwriting File	$1.00
273	Replacement Reserves Argus Yr1	Underwriting File	$1.00
274	Replacement Reserves Argus Yr2	Underwriting File	$1.00
275	Replacement Reserves UW (In-Place)	Underwriting File	$1.00
276	Net Cash Flow 2018	Underwriting File	$1.00
277	Net Cash Flow 2019	Underwriting File	$1.00
278	Net Cash Flow 2020	Underwriting File	$1.00

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	14

BX 2021-CIP	EXHIBIT A
Loan File Review Procedures

#	Specified Attribute	Source Document (by order of priority)	Tolerance Levels
279	Net Cash Flow September 2021 TTM	Underwriting File	$1.00
280	Net Cash Flow Argus Yr1	Underwriting File	$1.00
281	Net Cash Flow Argus Yr2	Underwriting File	$1.00
282	Net Cash Flow UW (In-Place)	Underwriting File	$1.00

*- The fields for the noted Specified Attributes were either not populated in the Final Data File or populated with the term “NAP”. As such, we were instructed by the Company to not perform any procedures on these Specified Attributes.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	15

BX 2021-CIP	EXHIBIT B
Recalculation Methodology

Exhibit B – Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
20	WA Lease Expiration Date	A computation from the Underwriting File in which the lease expiration date for each tenant at each property was multiplied by the corresponding UW Base Rent. Such amounts were summed and then divided by the aggregate UW Base Rent of the respective property.
21	WA Lease Term Remaining	Quotient of the count of the (i) number of days between the Cut-off Date and respective WA Lease Expiration Date and (ii) 365.
29	Mortgage Loan Cut-off Date Balance per SF	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Total NRA.
30	% of Mortgage Loan Cut-off Date Balance	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) the aggregate Mortgage Loan Cut-off Date Balance of the Collateral.
31	Mortgage Loan Maturity Date Balance	Set equal to the Mortgage Loan Cut-off Date Balance.
34	Individual As-Is Appraised Value per SF	Quotient of (i) Individual As-Is Appraised Value and (ii) Total NRA.
37	Portfolio Appraised Value per SF	Quotient of (i) Portfolio Appraised Value and (ii) Total NRA.
38	Portfolio Appraised Value Premium	Difference between (i) quotient of (a) Portfolio Appraised Value and (b) aggregate Individual As-Is Appraised Value, and (ii) 1.
54	Mortgage Loan Monthly Debt Service Payment	Quotient of (i) Mortgage Loan Annual Debt Service Payment and (ii) 12.
55	Mortgage Loan Annual Debt Service Payment	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the Assumed LIBOR and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
56	Mortgage Loan Monthly Debt Service Payment at LIBOR Cap	Quotient of (i) Mortgage Loan Annual Debt Service Payment at LIBOR Cap and (ii) 12.
57	Mortgage Loan Annual Debt Service Payment at LIBOR Cap	Product of (i) Mortgage Loan Cut-off Date Balance, (ii) the sum of the LIBOR Cap and the Mortgage Loan Trust Margin, and (iii) Interest Calculation (30/360 / Actual/360).
60	Seasoning	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date, to and inclusive of (ii) Cut-off Date.
61	Original Term to Maturity (Months)	Count of the number of monthly payment dates from, and inclusive of (i) First Loan Payment Date through and including (ii) the Initial Maturity Date.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	16

BX 2021-CIP	EXHIBIT B
Recalculation Methodology

#	Specified Attribute	Recalculation Methodology
62	Remaining Term to Maturity (Months)	Difference between (i) Original Term to Maturity (Months) and (ii) Seasoning.
66	Remaining IO Term (Months)	Difference between (i) Original IO Term (Months) and (ii) Seasoning.
77	Mortgage Loan Cut-off Date LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) aggregate Individual As-Is Appraised Value.
78	Mortgage Loan Balloon LTV (Aggregate As-is Values)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) aggregate Individual As-Is Appraised Value.
79	Mortgage Loan Cut-off Date LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Cut-off Date Balance and (ii) Portfolio Appraised Value.
80	Mortgage Loan Balloon LTV (Portfolio Value)	Quotient of (i) Mortgage Loan Maturity Date Balance and (ii) Portfolio Appraised Value.
81	Mortgage Loan UW NOI Debt Yield	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
82	Mortgage Loan UW NCF Debt Yield	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Cut-off Date Balance.
83	Mortgage Loan UW NOI DSCR	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
84	Mortgage Loan UW NCF DSCR	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment.
85	Mortgage Loan UW NOI DSCR at LIBOR Cap	Quotient of (i) Net Operating Income UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.
86	Mortgage Loan UW NCF DSCR at LIBOR Cap	Quotient of (i) Net Cash Flow UW (In-Place) and (ii) Mortgage Loan Annual Debt Service Payment at LIBOR Cap.

PricewaterhouseCoopers LLP, 300 Madison Avenue New York NY 10017
T: (646) 471-3000, F: 813-286-6000 www.pwc.com	17